REVENUES BY PRODUCT AND GEOGRAPHY (Tables)	12 Months Ended
Mar. 31, 2025
REVENUES BY PRODUCT AND GEOGRAPHY
Schedule of reveues by product
	For the years ended March 31,
	2025	2024	2023
	US$’000	US$’000	US$’000
Sales of zipper chains and sliders	68,059	57,560	64,690
Trading of textile raw and auxiliary materials	29,660	40,300	46,957
Zipper processing services	8,281	8,468	9,147
Total	106,000	106,328	120,794

Schedule of revenues by disaggregated by the geographical
	Revenue			Non-current assets
	For the years ended March 31,			As of March 31,
	2025	2024	2023	2025	2024
	US$’000	US$’000	US$’000	US$’000	US$’000
Mainland China	76,340	66,028	73,837	51,251	54,990
Hong Kong	29,660	40,300	46,957	19	1
	106,000	106,328	120,794	51,270	54,991

Schedule of revenues by business segments
	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
March 31, 2023
Revenue:
Sales to external customers	64,690	46,957	9,147	-	-	120,794
Inter-segment sales	3,556	-	3,291	-	(6,847)	-
Total revenue	68,246	46,957	12,438	-	(6,847)	120,794
Results:
Segment gross profit	4,977	1,024	1,234	-	-	7,235
Segment results	995	671	176	1,470	-	3,312
Interest income	147	-	2	3	-	152
Financial costs	(1,073)	(380)	(207)	-	-	(1,660)
Profit/ (loss) before income tax	69	291	(29)	1,473	-	1,804
Income tax expense	(95)	(27)	(19)	(70)	-	(211)
Net profit for the year	(26)	264	(48)	1,403	-	1,593
Total assets	96,952	13,903	25,827	9,428	-	146,110
Total liabilities	(34,373)	(8,683)	(9,064)	(1,455)	-	(53,575)

	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’0000	US$’000	US$’000	US$’000	US$’000
March 31, 2024
Revenue:
Sales to external customers	57,560	40,300	8,468	-	-	106,328
Inter-segment sales	3,182	-	3,369	-	(6,551)	-
Total revenue	60,742	40,300	11,837	-	(6,551)	106,328
Results:
Segment gross profit	4,284	1,007	1,159	-	-	6,450
Segment results from operations	698	718	1,645	(308)	-	2,753
Interest income	105	1	1	2	-	109
Financial costs	(891)	(555)	(63)	-	-	(1,509)
Profit before income tax	(88)	164	1,583	(306)	-	1,353
Income tax expense	(205)	(14)	(61)	(17)	-	(297)
Net profit attributable to shareholders	(293)	150	1,522	(323)	-	1,056
Total Assets	90,782	11,276	22,017	10,010	-	134,085
Total liabilities	(30,022)	(7,431)	(4,572)	(1,121)	-	(43,146)
	Zipper chains and sliders	Trading	Processing	Corporate	Elimination	Total
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
March 31, 2025
Revenue:
Sales to external customers	68,059	29,660	8,281	-	-	106,000
Inter-segment sales	2,374	-	6,203	-	(8,577)	-
Total revenue	70,433	29,660	14,484	-	(8,577)	106,000
Results:
Segment gross profit	6,256	795	(135)	-	-	6,916
Segment results from operations	1,381	639	(1,719)	191	-	492
Interest income	97	-	(2)	9	-	104
Financial costs	(875)	(387)	-	383	-	(879)
Loss before income tax	603	252	(1,721)	583	-	(283)
Income tax expense	(128)	(21)	(135)	(6)	-	(290)
Net loss attributable to shareholders	475	231	(1,856)	577	-	(573)
Total Assets	86,472	9,438	20,924	10,290	-	127,124
Total liabilities	(25,521)	(5,825)	(6,141)	(887)	-	(38,374)